LONG-TERM INVESTMENT (Details) - USD ($) $ in Thousands	Apr. 30, 2015	Feb. 04, 2013
Disclosure of long term investment [Abstract]
Cash consideration from related party of agreement		$ 365
Impairment of investment	$ 382